Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

        These unaudited condensed consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). In accordance with U.S. GAAP requirements for interim financial statements, these condensed consolidated financial statements do not include certain information and note disclosures that are normally included in annual financial statements prepared in conformity with U.S. GAAP. Accordingly, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto as of September 30, 2011 and 2012 and for each of the three years in the period ended September 30, 2012. In the Company's opinion, the condensed consolidated financial statements contain all adjustments (which are of a normal, recurring nature) necessary to present fairly, in all material respects, the financial position as of June 30, 2013 and the results of operations and cash flows for the nine months ended June 30, 2012 and 2013, in conformity with U.S. GAAP. Interim results may not be indicative of results that may be realized for the full year.

        In October 2012, the Company and Minter Ellison, a law firm in Australia, formed a joint venture, Textura Australasia, Pty. Ltd. (the "Joint Venture"), to offer the Company's construction collaboration software solutions to the Australia and New Zealand markets. Both parties contributed cash of $400, denominated in Australian dollars, for their respective 50% interests in the Joint Venture. The Company has consolidated the financial results of the Joint Venture because the Company has determined that the Joint Venture is a variable interest entity and that it is the primary beneficiary. The Company is the primary beneficiary of the Joint Venture due to its controlling financial interest through its authority with regard to hiring key employees and decision making of its central operations. Due to certain redemption provisions in the Joint Venture agreement, the Company has reflected Minter Ellison's financial interest as redeemable non-controlling interest in the condensed consolidated balance sheet at its redemption value.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these condensed consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split. The stock split was effective on May 20, 2013.

        On June 12, 2013, the Company completed the IPO of 5,750 shares of common stock, including 750 shares sold pursuant to the underwriters' option to purchase additional shares, at an offering price of $15.00 per share. The Company received proceeds from the IPO of $80,213, net of underwriting discounts and commissions of $6,037, but before other offering costs of $2,504. All outstanding shares of the Company's Series A-1 and Series A-2 preferred stock, including accrued dividends, the Submittal Exchange Holdings LLC Class A preferred units and the outstanding convertible debentures, including both principal and accrued paid-in-kind interest, were automatically converted to shares of common stock in connection with the IPO (see Note 10 for further details).

Basis of Presentation and Principles of Consolidation

        The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The consolidated financial statements include the accounts of Textura Corporation and its subsidiaries. All significant intercompany transactions are eliminated.

        On November 7, 2011, the Company obtained a controlling interest in Submittal Exchange Holdings, LLC ("Submittal Exchange Holdings"), which acquired Submittal Exchange, LLC ("Submittal Exchange") (see Note 3). The Company controls Submittal Exchange Holdings through its ownership of 100% of the voting class of units and its entitlement to make all decisions affecting Submittal Exchange Holdings with the exception of limited decision-making rights of the non-controlling interest holders that are protective in nature. The former shareholders of Submittal Exchange received Class A preferred units of Submittal Exchange Holdings, which are reflected as non-controlling interest in the consolidated financial statements. The Class A preferred units will automatically convert into Textura common shares on a 1:2 basis upon an initial public offering of Textura or a change in control of Textura or Submittal Exchange Holdings, at which time the non-controlling interest will be eliminated.

        On March 28, 2013, the Company's Board of Directors declared a two-for-one stock split of the Company's common stock in the form of a stock dividend and approved an amendment to the Company's certificate of incorporation to increase the number of authorized shares of its common stock from 20,000 to 90,000. All numbers of shares and per share amounts in these consolidated financial statements have been adjusted to reflect the two-for-one stock split on a retroactive basis. Stockholders' equity reflects the stock split by reclassifying from "Additional paid-in capital" to "Common stock" an amount equal to the par value of the additional shares arising from the split.

Use of Estimates

Use of Estimates

        The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The estimates and assumptions used in the accompanying financial statements are based upon management's evaluation of the relevant facts and circumstances at the balance sheet date. Actual results could differ from those estimates. Significant estimates are involved in the Company's revenue recognition, accounting for convertible debentures, depreciation, amortization and assumptions for share-based payments.

Cash and Cash Equivalents

Cash and Cash Equivalents

        The Company considers all unrestricted highly liquid investments with an initial maturity of three months or less to be cash equivalents. The Company maintains cash accounts in which the balances, at times, exceed the Federal Deposit Insurance Corporation limits. The Company has not experienced any losses in such accounts.

Restricted Cash

Restricted Cash

        The Company is required to maintain compensating cash balances with two financial institutions. These cash balances are set aside per provisions of contracts with these institutions and cannot be used in the daily operations of the business.

Revenue Recognition

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's on-demand solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 29 months, and estimated contract life durations range from 5 to 14 months. Subscription periods typically range from 6 to 24 months.

        For its PlanSwift solution, the Company earns revenue from the sale of software licenses and related maintenance and training. License revenue is recognized upon delivery of the license, maintenance revenue is recognized ratably over the period of the maintenance contract, which is generally one year, and training revenue is recognized when the services are delivered to the client. For multiple-element arrangements that include a perpetual license and either maintenance or both maintenance and training, the Company uses the residual method to determine the amount of license revenue to be recognized. Under the residual method, consideration is allocated to the undelivered elements based upon vendor-specific objective evidence of fair value ("VSOE") of those elements with the residual of the arrangement fee allocated to and recognized as license revenue. For subscription-based licenses, which include maintenance, the Company recognizes the subscription fees ratably over the subscription periods, which typically range from 1 to 6 months.

        The Company has established VSOE based on its historical pricing and discounting practices for maintenance and training when sold separately. In establishing VSOE, the Company requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The application of VSOE methodologies requires judgment, including the identification of individual elements in multiple element arrangements and whether there is VSOE of fair value for some or all elements.

Revenue Recognition

        For the Company's CPM, Submittal Exchange, and Greengrade solutions, the Company earns revenue from owners/developers, general contractors and architects in the form of project fees and monthly fees; and from subcontractors in the form of usage fees. For the Company's GradeBeam and PQM solutions, the Company earns revenue in the form of subscription fees. The Company's arrangements do not contain general rights of return and do not provide customers with the right to take possession of the software supporting the solutions and, as a result, are accounted for as service contracts.

        All of the Company's solutions include training and support. The Company evaluates whether the individual deliverables in its arrangements qualify as separate units of accounting. In order to treat deliverables in a multiple deliverable arrangement as separate units of accounting, the deliverables must have standalone value upon delivery. In determining whether deliverables have standalone value, the Company considers whether solutions are sold to new customers without training and support, the nature of the training and support provided and the availability of the training and support from other vendors. The Company concluded that training and support do not have standalone value because they are never sold separately, do not have value to the customer without the solution and are not available from other vendors. Accordingly, the training and support are combined with the solution and treated as a single unit of accounting.

        The Company recognizes this revenue when there is evidence that an agreement exists with the customer and the customer has begun deriving benefit from use of the solution, the fee is fixed and determinable, delivery of our services has occurred, and collection of payment from the project participant is reasonably assured. The Company recognizes project fees and usage fees ratably over the average estimated life of the project and contract, respectively, and recognizes subscription fees over the subscription period. The average estimated life of the project and contract is estimated by management based on periodic review and analysis of historical data. The applicable estimated life is based on the project or contract value falling within certain predetermined ranges, as well as the solution on which the project is being managed. The Company performs periodic reviews of actual project and contract data and revises estimates as necessary. Estimated project life durations range from 5 to 28 months, and estimated contract life durations range from 5 to 11 months. Subscription periods typically range from 6 to 24 months.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

        The Company records an allowance for doubtful accounts for amounts due from customers that it does not expect to collect. The Company monitors its accounts receivable and updates the allowance for doubtful accounts when it becomes aware of changes in collectability. The Company estimates the allowance based on historical write-offs and recoveries, as well as aging trends. An allowance for doubtful accounts is maintained at a level management believes is sufficient to cover potential losses.

Property and Equipment

Property and Equipment

        Property and equipment are recorded at cost. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method.

        Amortization of leasehold improvements is computed using the straight-line method over the shorter of the remaining lease term or the estimated useful lives of the improvements. Maintenance and repairs are charged to expense as incurred. The estimated useful lives of the assets are as follows:

Buildings	30 years
Computer equipment	2 years
Office furniture	5 years
Leasehold improvements	5 years
Source software	3 years

        The Company incurs costs, primarily consisting of employee-related and third-party contractor costs, to develop and maintain its source software. The Company expenses costs incurred during the planning and post-implementation phases of development of its solutions. During the solution development phase, costs incurred are capitalized. Capitalized software development costs are amortized over their estimated useful life of three years. These capitalized costs are reflected as source software and the amortization is charged to depreciation and amortization in the consolidated statements of operations. All software development costs incurred during the years ended September 30, 2010, 2011 and 2012 have been expensed.

Goodwill

Goodwill

        Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net assets acquired. Goodwill is not amortized. The Company tests goodwill for impairment at the reporting unit level on an annual basis in the fourth quarter or whenever events or circumstances indicate that an impairment loss may have been incurred. The testing for impairment of goodwill involves a two step process. The first step involves a comparison of the fair value of a reporting unit with its carrying value, including goodwill. The Company uses an income approach, specifically a discounted cash flow model ("DCF model"), to determine the fair value of each reporting unit. The DCF model utilizes management's revenue and expense projections and as such involves significant assumptions as to revenue growth, operating costs and expenses, operating cash flows, as well as various assumptions for attrition, weighted average cost of capital and terminal growth. If the reporting unit's fair value is greater than its carrying value, the reporting unit's goodwill is not considered to be impaired. If the reporting unit's fair value is less than its carrying value, then the second step is performed to determine if the goodwill has been impaired. In the second step, the implied fair value of goodwill is determined by subtracting from the fair value of the reporting unit the sum of the fair values of all the net tangible and other intangible assets of the reporting unit, including those that may not have been previously recorded. A goodwill impairment charge would be recognized for the amount that the carrying value exceeds this implied fair value.

        The Company evaluated both qualitative and quantitative characteristics in determining its reporting units. Based on this evaluation, the Company determined that it has one reporting unit. Each of the components within this reporting unit was determined to have similar economic characteristics and therefore was aggregated. The Company reached this conclusion because the components of its reporting unit utilize a common distribution platform that enables sharing of resources and development across solutions, provide for the expansion of its suite of solutions to various stages of the construction process lifecycle to a similar customer base, and, in the long term, are expected to have comparable earnings before tax and interest percentages. The Company also believes that goodwill is recoverable from the overall operations given the economies of scale and leveraging capabilities of the various components.

Intangible Assets

Intangible Assets

        The Company's identifiable intangible assets consist of developed product technologies, customer relationships, trademarks and covenants not to compete. These assets have been acquired through acquisitions and were initially recorded at fair value. Identifiable intangible assets are amortized over their estimated useful lives using the straight-line method. The estimated useful lives of the assets are as follows:

Developed product technology	3 years
Customer relationships	10 years
Trademarks	3 - 5 years
Covenants not to compete	2 - 4 years

        The Company generally employs the income method to estimate the fair value of intangible assets, which is based on forecasts of the expected future cash flows attributable to the respective assets. Significant estimates and assumptions inherent in the valuations reflect a consideration of other marketplace participants, and include the amount and timing of future cash flows (including expected growth rates and profitability), the underlying product/service life cycles, economic barriers to entry and the discount rate applied to the cash flows.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        The Company evaluates long-lived assets, including property and equipment, software and finite-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. Examples of such events or circumstances include, but are not limited to, significant underperformance relative to historical or projected future results, significant negative changes in the manner of use of the acquired assets in the Company's business, or material negative changes in relationships with significant customers. Recoverability is measured by a comparison of the carrying value to the future undiscounted net cash flows associated with the asset or asset group. If the carrying value exceeds the undiscounted cash flows, an impairment loss is recognized to the extent that the carrying value exceeds the fair value of the asset or asset group.

        During 2012, the actual operating results for GradeBeam met assumptions management used to determine the purchase price of the acquisition but underperformed compared to GradeBeam's revenue forecast at the time of acquisition. In preparing projected future results and analysis of recent actual results, the Company believed a triggering event had occurred requiring an impairment analysis. Our impairment analysis of GradeBeam's developed technology and customer relationship carrying values during the fourth quarter of 2012 indicated there was no impairment.

Segment Reporting

Segment Reporting

        The Company has one operating segment, providing on-demand business collaboration software solutions to the commercial construction industry. The Company's chief operating decision maker, the Chief Executive Officer, manages the Company's operations based on consolidated financial information for purposes of evaluating financial performance and allocating resources.

        The Company's revenues are principally generated in the United States, which accounted for 98.7%, 90.1%, and 89.9% of consolidated revenues for the years ended September 30, 2010, 2011, and 2012, respectively, with the remainder primarily from customers located in Canada. Including the revenues generated both directly from a client and from the subcontractors working on projects the client controls, our largest customer accounted for 14.8%, 13.4% and 10.8% of consolidated revenues in the years ended September 30, 2010, 2011 and 2012, respectively. No single customer accounted for 10% or more of the accounts receivable balance at September 30, 2012. As of September 30, 2011, two customers individually accounted for 13.8% and 10.7% of the accounts receivable balance. There are no significant assets outside of the United States.

Share-Based Compensation

Share-Based Compensation

        The Company recognizes share-based compensation on stock option grants to employees and directors in the consolidated statements of operations based on their grant date fair values. The grant date fair values of the Company's stock options are amortized over the awards' service periods on a straight-line basis. The Company also issues restricted stock units to employees and directors with performance conditions triggered by a change in control or completion of an initial public offering. As the Company determined that neither of these events was probable, there has been no compensation charged to operations for restricted stock units.

Income Taxes

Income Taxes

        The Company accounts for income taxes using an asset and liability approach, under which deferred assets and liabilities are recognized based upon anticipated future tax consequences attributable to differences between financial statement carrying values of assets and liabilities and their respective tax bases. A valuation allowance is established to reduce the carrying value of deferred tax assets if it is considered more likely than not that such assets will not be realized. Any change in the valuation allowance would be charged to income in the period such determination was made.

Convertible Debentures

Convertible Debentures

        The Company has issued convertible debentures with detachable warrants to purchase common stock. The Company evaluates features of the convertible debentures to determine whether embedded derivatives must be bifurcated and accounted for separately. Separately-accounted for derivative financial instruments are recorded at fair value as of the issuance date of the convertible debentures, as a debt discount, and remeasured to fair value as of each subsequent balance sheet date. The Company determines the fair value of the debt using a discounted cash flow analysis based on the stated interest rate of the debt and scheduled principal payments, applying the Company's incremental borrowing rate as the discount factor and the fair value of the detachable warrants using the Black-Scholes method. Proceeds remaining after recording any derivative financial instruments were allocated to the convertible debentures and the detachable warrants based on their relative fair values at the time of issuance. The unamortized debt discounts arising from separately-accounted for derivative financial instruments and the allocation of proceeds to the detachable warrants are amortized to interest expense from the issuance date through the various maturity dates of the convertible debentures.

        A beneficial conversion feature exists if, at the issuance date, the accounting conversion price of the convertible debenture is less than the fair value of the common stock into which it is convertible. The Company calculates the amount of any beneficial conversion feature as the difference between the fair value of common stock at the issuance date and the accounting conversion price, multiplied by the number of common shares the investor can receive under the terms of the agreement. The beneficial conversion feature is recorded as a reduction to the convertible debenture's net carrying value and is amortized over the period from the date of issuance to the maturity date of the convertible debenture.

Debt Issuance Costs

Debt Issuance Costs

        The Company incurred bank fees and loan filing costs and issued warrants in connection with loan origination or related amendments. These debt issuance costs are recorded in other assets and amortized to interest expense over the term of the related debt.

Accretion of Redeemable Series A-1 Preferred Stock

Accretion of Redeemable Series A-1 Preferred Stock

        The Company's redeemable Series A-1 preferred stock is redeemable at the election of the majority of the preferred stock holders beginning in October 2014. To the extent that redemption is requested, the holders will receive the greater of the fair value of the preferred stock at the time of redemption plus cumulative unpaid dividends, regardless if declared or undeclared, or the original issuance price plus cumulative unpaid dividends. The Company accretes the carrying value of the redeemable Series A-1 preferred stock to the redemption value each reporting period through a decrease or increase to additional paid-in capital. Upon completion of an initial public offering, the redeemable Series A-1 preferred stock will automatically convert to common shares at a fixed conversion rate of 1:2.84 and the Company will not record any further accretion.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable, convertible debentures and notes payable approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the convertible debentures (see Note 3) were required to be bifurcated and accounted for as derivatives prior to the IPO. Derivative financial instruments, warrants and beneficial conversion features were recorded as a discount to the convertible debentures and were amortized to interest expense. In connection with the IPO and the automatic conversion of the convertible debentures to common stock, the Company wrote off the unamortized discounts and the derivative financial instruments (see Notes 3 and 10).

        In January and February 2013, in connection with a private placement of $6,750 of unsecured notes, the Company issued detachable warrants to purchase an aggregate of 86 shares of common stock with an exercise price equal to the greater of $13.92 and 90% of the price at which shares of common stock were offered in an IPO (see Note 5). The Company recorded the fair value of the warrants, calculated using the Black-Scholes model, as a discount to the notes and as a long-term liability since the exercise price was not fixed. In connection with the IPO, which fixed the exercise price, the fair value of the warrants of $435 was reclassified from other long-term liabilities to additional paid-in capital on the condensed consolidated balance sheet.

Fair Value of Financial Instruments

        Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurements are classified and disclosed in one of the following three categories:

  Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities;

  Level 2—Valuations based on other than quoted prices in active markets for identical assets and liabilities, quoted market prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities;

  Level 3—Valuations based on inputs that are generally unobservable and typically reflect management's estimate of assumptions that market participants would use in pricing the asset or liability.

        The carrying amounts of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, restricted cash, accounts payable, and accrued expenses approximate fair value because of their short maturities. The carrying values of the bank loan payable and the convertible debentures approximate their fair values based on a comparison of the interest rate and terms of such debt to the rates and terms of similar debt available for each period.

        The Company determined that certain embedded features of the 2011 convertible debentures (see Note 7) were required to be bifurcated and accounted for as derivatives. The derivative financial instruments were initially recorded at fair value as of the issuance dates of the convertible debentures as a debt discount and are remeasured to fair value as of each subsequent balance sheet date. The fair value was determined using the binomial lattice pricing model.

        The Company determined the fair value using Level 3 inputs as follows:

	9/15/2011	10/24/2011	9/30/2012
Dividend yield	—	—	—
Volatility	40%	40%	40%
Risk-free rate	0.96%	1.07%	0.46%

        The following table sets forth a reconciliation of changes in the fair value of derivative financial instruments classified as liabilities:

	2011	2012
Balance as of October 1	$—	$153
Initial fair value recorded as debt discount	153	467
Change in fair value included in earnings	—	(181)

Balance as of September 30	$153	$439

Foreign Currency Transactions

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency translation differences have not been material to date and have been included in the statement of operations as incurred through the second quarter of the fiscal year ending September 30, 2013. Beginning in the quarter ended June 30, 2013, the Company recorded foreign currency translation differences in accumulated other comprehensive income (loss).

Foreign Currency Transactions

        The functional currency of the Company is the United States Dollar. Asset and liability balances denominated in a foreign currency are remeasured to U.S. dollars at end-of-period exchange rates. Foreign currency income and expenses are remeasured at average exchange rates in effect during the period. Foreign currency transaction differences are included in the statement of operations as incurred.

Net Income (Loss) Per Share

Net Loss Per Share

        Basic net loss per share available to Textura Corporation common stockholders is calculated by dividing the net loss available to Textura Corporation common stockholders by the weighted-average number of common shares outstanding, less any treasury shares, during the period.

        Prior to the completion of the IPO, in calculating net loss available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock and redeemable non-controlling interest were deducted from net loss attributable to Textura Corporation stockholders. Although the redeemable Series A-1 preferred stock, Series A-2 preferred stock, and non-controlling interest were participating securities, there was no allocation of the Company's net losses to these participating securities under the two-class method because they were not contractually required to share in the Company's losses. Subsequent to the IPO, which resulted in the automatic conversion of the outstanding preferred stock into common stock, the Company only deducts the redeemable non-controlling interest accretion from net loss attributable to Textura Corporation stockholders.

        The following outstanding equity securities were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders as their inclusion would have been anti-dilutive:

	Nine Months Ended June 30,
	2012	2013
	(in thousands)
Conversion of redeemable or convertible preferred stock	5,564	—
Conversion of Submittal Exchange Holdings Class A preferred units	963	—
Outstanding Restricted stock units	622	696
Outstanding stock options	2,468	3,429
Outstanding common and preferred warrants	1,439	1,333

Total excluded securities	11,056	5,458

Net Income (Loss) Per Share

        Basic net income (loss) per share ("EPS") available to Textura Corporation common stockholders is calculated by dividing the net income (loss) available to Textura Corporation common stockholders by the weighted average number of common shares outstanding, less any treasury shares, during the period using the two-class method. This method is used for computing basic net income (loss) per share when companies have issued securities other than common stock that contractually entitle the holder to participate in dividends and earnings of the company. Under the two-class method, net income (loss) is allocated between common shares and other participating securities based on their participation rights in both distributed and undistributed earnings. The Company's redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest are participating securities, since the stockholders are entitled to share equally in dividends declared or the undistributed earnings of the Company with the common stockholders based on their equivalent common shares.

        In calculating net income (loss) available to common stockholders, cumulative undeclared preferred stock dividends on the Series A-2 preferred stock and accretion in the redemption value of the redeemable Series A-1 preferred stock are deducted from net income (loss) attributable to Textura Corporation. As the holders of the redeemable Series A-1 preferred stock, Series A-2 preferred stock and non-controlling interest were not contractually required to share in the Company's losses, in applying the two-class method to compute basic net loss per share there was no allocation of the Company's net losses to the participating securities for the years ended September 30, 2011 and 2012. For the year ended September 30, 2010, undistributed earnings were allocated to the preferred stockholders based on 5,524 equivalent common shares. Diluted EPS is calculated by giving effect to all potential common shares outstanding during the period, including redeemable and convertible preferred stock, convertible debentures, non-controlling interest, stock options, restricted stock units and warrants. Potential common shares in the diluted EPS calculation are excluded to the extent that they would be anti-dilutive.

        The computation of diluted net income (loss) per share available to Textura Corporation common stockholders for the year ended September 30, 2010 is as follows:

Year Ended September 30, 2010
Net income available to Textura Corporation common stockholders, basic and diluted	$1,893

Diluted weighted average shares:
Weighted average shares outstanding, basic	6,942
Add back: dilutive stock options	80
Add back: dilutive warrants	144

Weighted average shares used to compute diluted earnings per share	7,166

Net income per share available to Textura Corporation common stockholders, diluted	$0.26

        The following potential common shares were excluded from the computation of diluted net loss per share available to Textura Corporation common stockholders:

	Years Ended September 30,
	2010	2011	2012
Conversion of redeemable or convertible preferred stock	5,524	5,504	5,558
Conversion of Submittal Exchange Holdings Class A preferred units	—	—	963
Vesting of restricted stock units	232	348	630
Exercise of stock options	1,682	1,836	2,448
Exercise of common and preferred warrants	714	1,124	1,412
Conversion of convertible debentures	1,284	—	—

Total excluded securities	9,436	8,812	11,011

        Preferred stock, Submittal Exchange Holdings Class A preferred units and restricted stock units are considered contingently issuable common shares and accordingly would not be included in diluted EPS until the contingency has been met. The table also excludes conversion of 2011 Debentures (see Note 7), because the number of shares upon conversion cannot be calculated until an initial public offering.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

        In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350)—Testing Goodwill for Impairment ("ASU 2011-08"), to simplify how entities test goodwill for impairment. ASU 2011-08 allows entities to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If a greater than 50% likelihood exists that the fair value is less than the carrying amount then a two-step goodwill impairment test as described in Topic 350 must be performed. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 but are eligible for early adoption. The Company does not believe adoption of this new guidance will have a significant impact on its consolidated financial statements.

        In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income ("ASU 2011-05"). ASU 2011-05 requires that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No 2011-05 ("ASU 2011-12"). The amendments in ASU 2011-12 defer certain changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. The adoption of ASU 2011-05 and ASU 2011-12 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 but is eligible for early adoption. The Company is evaluating the effect of the presentation options of ASU 2011-05 and ASU 2011-12 on its financial statement presentation of comprehensive income; however, based on the historical amounts recorded under other comprehensive income, the Company does not expect this standard will have a material impact on its consolidated financial statements.

        In May 2011, the FASB issued Accounting Standards Update No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and IFRS. ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. The amendments are effective for the Company in fiscal year 2013. The Company does not believe adoption of this guidance will have a significant impact on its consolidated financial statements.